S000038937 [Member] Annual Fund Operating Expenses - Wasatch Emerging Markets Select Fund	Sep. 30, 2025
Investor Class shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Component1 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.37%
Institutional Class shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Component1 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.13%